Employee Benefit Plan	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Employee Benefit Plan
Note 22. Employee Benefit Plan
The Company operates a defined contribution plan for its employees. This plan is a qualified retirement savings plan under which the Company pays fixed contributions. The Company’s contributions were $1.9 million, $1.6 million, and $1.2 million in the years ended December 31, 2023, 2022 and 2021, respectively.